Quarterly Report
January 31, 2025
MFS®  Commodity
Strategy Fund
CMS-Q1

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 82.7%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$4,392,000	$4,278,640
Boeing Co., 6.388%, 5/01/2031	1,275,000	1,341,555
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,273,000	1,269,200
		$6,889,395
Apparel Manufacturers – 0.1%
Tapestry, Inc., 5.1%, 3/11/2030	$552,000	$548,288
Asset-Backed & Securitized – 15.7%
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	$2,622,707	$2,621,595
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	1,173,000	1,174,756
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.004%, 11/15/2054 (i)	19,589,651	809,562
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.915% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,812,000	1,810,911
ACREC 2021-FL1 Ltd., “B”, FLR, 6.215% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,385,532
ACREC 2021-FL1 Ltd., “C”, FLR, 6.566% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,125,300
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 6.665% ((SOFR - 1mo. + 0.11448%) + 2.25%), 1/15/2037 (n)	1,527,500	1,522,189
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	566,679	567,337
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	174,474	174,582
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	1,151,252	1,155,867
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	3,132,089	3,123,156
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,920,033	1,905,527
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.92% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	375,500	372,746
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	153,500	152,455
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.02% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	571,500	568,311
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.271% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	332,000	329,515
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.121% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,687,164
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,675,589
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.721% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,014,000	1,006,401
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.707% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,683,710
AREIT 2022-CRE6 Trust, “C”, FLR, 6.523% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	885,060
AREIT 2022-CRE6 Trust, “D”, FLR, 7.223% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	783,568
AREIT 2022-CRE7 LLC, “B”, FLR, 7.545% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,568,660
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	380,674	384,524
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.943% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	2,344,422	2,346,370
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.154% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,368,365	1,373,187
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 6.454% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	579,877	580,465
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.748%, 12/15/2051 (i)(n)	18,864,064	426,981
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)	6,946,020	386,836
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.357%, 9/15/2054 (i)	7,357,514	442,205
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.586%, 2/15/2054 (i)	11,127,363	800,531
BDS 2021-FL10 Ltd., “B”, FLR, 6.363% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	793,500	793,500
BDS 2021-FL10 Ltd., “C”, FLR, 6.713% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	577,000	577,000
BDS Ltd., 2024-FL13, “A”, FLR, 5.874% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	749,000	752,811
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.258%, 2/15/2054 (i)	12,440,744	642,164
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.25%, 7/15/2054 (i)	14,147,100	788,507
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.26%, 8/15/2054 (i)	10,107,207	575,307
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.021%, 9/15/2054 (i)	14,705,733	628,141
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.471% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	485,000	473,382
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.471% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	339,000	336,314
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.72% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	408,500	403,537
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.906% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	1,582,797	1,582,305
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.456% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	441,611
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.706% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	710,019
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	877,284	891,786
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	104,883	106,579
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	1,003,075	992,320

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	$585,047	$576,091
BXMT 2020-FL2 Ltd., “B”, FLR, 5.815% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,477,441
BXMT 2020-FL2 Ltd., “A”, FLR, 5.316% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	421,490	421,321
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.715% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,485,436
CD 2017-CD4 Mortgage Trust, “XA”, 1.217%, 5/10/2050 (i)	9,199,391	190,155
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	358,250	351,431
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	110,479
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	713,750	718,624
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	772,999	784,082
CNH Equipment Trust, 2023-A, “A2”, 5.34%, 9/15/2026	124,681	124,731
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	1,139,114	1,145,536
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	1,617,911	1,633,081
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	536,957	544,478
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	2,186,512	2,165,853
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,939,242	241,379
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.286%, 2/15/2054 (i)	10,762,533	635,400
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.765%, 4/15/2054 (i)	10,482,905	356,273
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.972%, 6/15/2063 (i)	11,360,236	495,395
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.032%, 6/15/2064 (i)	6,061,696	286,736
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	118,095	117,946
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	1,292,000	1,328,526
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	754,000	754,765
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	398,067	400,018
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.154% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,945,990	1,949,524
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	62,863	62,885
Empire District Bondco LLC, 4.943%, 1/01/2033	623,595	620,393
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	649,479	652,508
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	851,000	855,538
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	719,196	724,920
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	700,261
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	944,000	949,031
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.201% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	337,876	334,605
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.601% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,737,768
General Motors Co., FLR, 4.856% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	1,225,000	1,226,446
General Motors Co., FLR, 4.957% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	1,693,000	1,696,433
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	292,423	292,951
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.997%, 5/10/2050 (i)	10,246,736	177,286
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.074%, 8/10/2050 (i)	10,681,916	214,124
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.124%, 5/12/2053 (i)	8,613,139	406,060
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	1,209,151	1,211,491
JPMorgan Chase Commercial Mortgage Securities Corp., 1.02%, 9/15/2050 (i)	9,233,431	178,063
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	169,436	169,688
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	69,111	69,149
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	558,237	559,568
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	764,000	764,022
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.17% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,752,500	1,752,507
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.421% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	741,000	739,146
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.76% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	1,791,500	1,787,021
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.966% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	2,698,500	2,693,437
MF1 2020-FL4 Ltd., “B”, FLR, 7.17% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	2,437,000	2,433,952
MF1 2021-FL6 Ltd., “B”, FLR, 6.065% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	3,089,144	3,044,731
MF1 2022-FL8 Ltd., “C”, FLR, 6.5% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	927,962
MF1 2022-FL9 LLC, “B”, FLR, 7.45% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,988,911
MF1 2024-FL14 LLC, “C”, FLR, 7.588% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	818,643	822,371
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.235%, 5/15/2050 (i)	8,475,750	160,451
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.296%, 6/15/2050 (i)	3,723,586	71,198
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.813%, 12/15/2051 (i)	14,508,984	377,769
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.281%, 5/15/2054 (i)	9,418,426	502,376
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.174%, 6/15/2054 (i)	8,427,529	393,690

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	$1,810,551	$1,821,292
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 5.457% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	1,387,000	1,387,803
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.506% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	956,000	961,370
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	570,276	572,774
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	591,528	593,358
OBX Trust, 2024-NQM1, “A1”, 5.875%, 6/25/2064 (n)	1,895,902	1,905,870
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	179,039	179,878
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	1,230,487	1,239,794
OCP CLO 2015-10A Ltd., “B1R3”, FLR, 5.974% (SOFR - 3mo. + 1.65%), 1/26/2038 (n)	2,250,000	2,266,855
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,751,570
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,163,675
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	993,287
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,345,955
PFP III 2021-8 Ltd., “B”, FLR, 5.919% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	253,892	253,892
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	248,000	246,951
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	185,248
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	2,112,008	2,097,913
Santander Drive Auto Receivables Trust, 2024-4, “A2”, 5.41%, 7/15/2027	976,482	979,050
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.45% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	722,762	722,814
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.57% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	2,649,500	2,643,225
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.055% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	645,000	645,114
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	1,023,071
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.505% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,528,000	1,530,799
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.216% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,283,520
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.893% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	4,157,184	4,164,463
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.816% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	1,305,000	1,295,825
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.266% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,749,000	2,724,762
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.011%, 11/15/2050 (i)	5,981,412	122,659
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.878%, 12/15/2051 (i)	6,070,754	165,424
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	1,000,344	1,008,704
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	913,748	916,651
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	447,119	448,956
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.337%, 11/15/2054 (i)	5,742,258	351,360
World Omni Select Auto Trust, 2023-A, “A2B”, FLR, 5.246% (SOFR - 30 day + 0.85%), 3/15/2027	194,963	195,056
		$140,308,226
Automotive – 1.6%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$3,279,000	$3,309,141
Ford Motor Credit Co. LLC, 5.875%, 11/07/2029	1,327,000	1,329,146
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,077,000	2,079,756
LKQ Corp., 5.75%, 6/15/2028	2,976,000	3,030,575
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,195,214
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,014,000	2,005,898
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,320,491
		$14,270,221
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 6.412%, 3/15/2026	$564,000	$564,056
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	1,062,000	1,028,624
		$1,592,680
Brokerage & Asset Managers – 1.6%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$3,957,656
Charles Schwab Corp., 5.875%, 8/24/2026	2,643,000	2,691,333
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	2,072,000	2,122,814
LPL Holdings, Inc., 5.7%, 5/20/2027	1,575,000	1,597,847
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,085,000	1,065,635
LPL Holdings, Inc., 6.75%, 11/17/2028	822,000	866,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4%, 3/15/2029 (n)	$1,711,000	$1,622,892
		$13,925,130
Business Services – 0.5%
Equinix, Inc., 1.25%, 7/15/2025	$972,000	$957,056
Global Payments, Inc., 1.2%, 3/01/2026	2,281,000	2,193,476
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,507,592
		$4,658,124
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$1,356,000	$1,382,355
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	3,417,000	3,464,570
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,566,000	2,557,066
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,035,000	1,894,439
		$9,298,430
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$1,143,000	$1,086,697
Conglomerates – 0.5%
Regal Rexnord Corp., 6.05%, 2/15/2026	$2,847,000	$2,871,164
Regal Rexnord Corp., 6.05%, 4/15/2028	1,728,000	1,762,149
		$4,633,313
Consumer Products – 0.3%
Haleon UK Capital LLC, 3.125%, 3/24/2025	$2,654,000	$2,648,256
Consumer Services – 0.3%
Meituan, 4.5%, 4/02/2028 (n)	$1,575,000	$1,547,975
Meituan, 4.625%, 10/02/2029 (n)	845,000	823,643
		$2,371,618
Containers – 0.5%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$2,287,571
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,676,137
		$4,963,708
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$2,322,000	$2,317,564
Electronics – 0.7%
Broadcom, Inc., 5.05%, 7/12/2027	$912,000	$920,129
Broadcom, Inc., 4.15%, 2/15/2028	918,000	901,970
Broadcom, Inc., 5.05%, 7/12/2029	514,000	516,052
Broadcom, Inc., 4.35%, 2/15/2030	1,312,000	1,275,758
SK hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	3,013,150
		$6,627,059
Emerging Market Quasi-Sovereign – 0.1%
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	$1,375,000	$1,368,308
Energy - Independent – 1.0%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$934,000	$943,327
Diamondback Energy, Inc., 5.15%, 1/30/2030	934,000	937,242
EQT Corp., 5.7%, 4/01/2028	2,290,000	2,331,485
Occidental Petroleum Corp., 5%, 8/01/2027	895,000	895,653
Occidental Petroleum Corp., 5.2%, 8/01/2029	1,333,000	1,325,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Pioneer Natural Resources Co., 1.9%, 8/15/2030	$3,452,000	$2,953,048
		$9,386,331
Financial Institutions – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$1,438,000	$1,482,632
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	892,000	896,049
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	761,024
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,715,000	1,596,938
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,313,000	1,223,998
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,565,000	1,570,389
		$7,531,030
Food & Beverages – 1.0%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$2,239,000	$2,239,177
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	3,980,000	3,665,926
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	980,829
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	1,958,000	1,972,131
		$8,858,063
Gaming & Lodging – 1.1%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$3,485,000	$3,480,505
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	405,000	405,663
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,084,294
Las Vegas Sands Corp., 5.9%, 6/01/2027	828,000	839,262
Marriott International, Inc., 3.75%, 10/01/2025	459,000	456,277
Marriott International, Inc., 4.9%, 4/15/2029	1,307,000	1,306,323
Sands China Ltd., 3.8%, 1/08/2026	2,616,000	2,580,275
		$10,152,599
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$152,000	$149,138
Insurance – 1.3%
Corebridge Financial, Inc., 3.5%, 4/04/2025	$1,305,000	$1,302,329
Corebridge Financial, Inc., 3.65%, 4/05/2027	1,837,000	1,790,485
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	1,117,000	1,124,695
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,485,000	1,465,438
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	1,377,000	1,387,338
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	904,000	904,272
Sammons Financial Group, Inc., 5.1%, 12/10/2029 (n)	3,311,000	3,294,127
		$11,268,684
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$1,298,000	$1,295,385
Elevance Health, Inc., 4.75%, 2/15/2030	1,104,000	1,095,093
		$2,390,478
Insurance - Property & Casualty – 0.6%
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	$1,321,000	$1,316,414
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	1,321,000	1,311,559
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	1,300,000	1,298,387
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	1,300,000	1,283,046
		$5,209,406
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$2,125,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.2%
AGCO Corp., 5.45%, 3/21/2027	$1,337,000	$1,351,705
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	436,253
		$1,787,958
Major Banks – 6.3%
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	$759,000	$754,805
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	2,856,000	2,726,799
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,337,480
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,712,000	1,708,696
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,353,262
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	621,000	631,345
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	961,000	979,752
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	1,989,000	2,049,458
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	999,000	952,551
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	176,046
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,228,915
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	728,000	721,315
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	646,000	657,751
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	251,190
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	449,000	465,039
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	946,000	947,949
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	2,090,000	2,015,066
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,402,000	2,397,650
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	3,118,000	2,993,562
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	2,257,000	2,253,530
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	2,566,000	2,579,500
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	3,959,000	4,014,493
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	1,077,000	1,074,832
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,675,000	1,652,966
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,295,000	2,188,692
Toronto-Dominion Bank, 5.532%, 7/17/2026	3,664,000	3,709,417
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	1,834,000	1,848,299
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,237,000	1,234,765
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	428,000	466,695
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,480,610
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,599,000	2,597,425
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,761,127
		$56,210,982
Medical & Health Technology & Services – 0.2%
IQVIA, Inc., 5.7%, 5/15/2028	$788,000	$800,146
IQVIA, Inc., 6.25%, 2/01/2029	598,000	618,855
		$1,419,001
Metals & Mining – 0.9%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$4,031,000	$4,006,203
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,627,386
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,612,994
		$8,246,583
Midstream – 1.4%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$2,519,000	$2,588,541
DCP Midstream Operating LP, 5.625%, 7/15/2027	2,855,000	2,899,204
Enbridge, Inc., 2.5%, 2/14/2025	1,757,000	1,755,749
Enbridge, Inc., 5.25%, 4/05/2027	1,976,000	1,997,320
Energy Transfer LP, 2.9%, 5/15/2025	1,027,000	1,021,149
Energy Transfer LP, 5.55%, 2/15/2028	916,000	931,831
Western Midstream Operating LP, 3.1%, 2/01/2025	1,082,000	1,082,000
		$12,275,794

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.4%
Fannie Mae, 4.5%, 5/01/2025	$1,079	$1,076
Fannie Mae, 3%, 12/01/2031	175,721	168,526
Fannie Mae, 2%, 5/25/2044	369	368
Freddie Mac, 4%, 7/01/2025	4,391	4,376
Freddie Mac, 5.162%, 7/25/2029	662,352	662,974
Freddie Mac, 1.574%, 4/25/2030 (i)	6,309,204	412,418
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,390,949	2,274,572
Freddie Mac, 2%, 7/15/2042	317,598	292,949
		$3,817,259
Municipals – 0.3%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$1,755,000	$1,731,358
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	250,000	247,821
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	306,406
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	45,163	44,031
		$2,329,616
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$4,169,000	$4,163,351
Oil Services – 0.2%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$1,313,000	$1,322,760
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	919,000	922,433
		$2,245,193
Other Banks & Diversified Financials – 1.9%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$2,632,000	$2,680,079
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	409,000	428,655
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,887,000	1,915,679
BPCE S.A., 5.281%, 5/30/2029 (n)	1,969,000	1,981,681
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,960,000	1,990,909
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	2,201,000	2,239,349
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	1,321,000	1,314,623
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,842,286
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	2,258,000	2,283,508
		$16,676,769
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$1,758,000	$1,758,335
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	566,000	580,670
		$2,339,005
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,275,000	$3,179,847
Corporate Office Property LP, REIT, 2%, 1/15/2029	524,000	465,474
		$3,645,321
Real Estate - Other – 0.2%
Sun Communities Operating LP, 5.5%, 1/15/2029	$1,929,000	$1,948,841
Real Estate - Retail – 0.4%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$394,000	$383,620
WEA Finance LLC, 4.125%, 9/20/2028 (n)	2,268,000	2,173,511
WEA Finance LLC, 3.5%, 6/15/2029 (n)	534,000	495,302
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	391,000	372,926
		$3,425,359

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$3,388,000	$3,305,603
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	1,129,000	1,039,148
		$4,344,751
Specialty Stores – 0.6%
Genuine Parts Co., 1.75%, 2/01/2025	$1,663,000	$1,663,000
Genuine Parts Co., 4.95%, 8/15/2029	1,945,000	1,932,807
Ross Stores, Inc., 0.875%, 4/15/2026	1,749,000	1,671,954
		$5,267,761
Telecommunications - Wireless – 1.0%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$492,000	$484,688
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	448,000	431,063
Rogers Communications, Inc., 3.2%, 3/15/2027	4,027,000	3,896,381
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,918,000	2,910,764
T-Mobile USA, Inc., 4.2%, 10/01/2029	855,000	828,986
		$8,551,882
Tobacco – 0.5%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$1,251,000	$1,290,886
Philip Morris International, Inc., 5%, 11/17/2025	667,000	669,132
Philip Morris International, Inc., 5.125%, 11/17/2027	946,000	958,727
Philip Morris International, Inc., 4.875%, 2/15/2028	1,262,000	1,268,663
		$4,187,408
Transportation - Services – 1.4%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$2,816,000	$2,865,729
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	3,216,000	3,263,634
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	679,796
GXO Logistics, Inc., 6.25%, 5/06/2029	1,230,000	1,264,338
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,598,000	1,611,867
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	1,804,000	1,818,550
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	1,278,000	1,283,169
		$12,787,083
U.S. Treasury Obligations – 32.4%
U.S. Treasury Notes, 2.875%, 4/30/2025 (f)(s)	$30,264,000	$30,159,258
U.S. Treasury Notes, 3.125%, 8/15/2025 (f)(s)	29,190,000	29,012,351
U.S. Treasury Notes, 2.25%, 11/15/2025 (f)(s)	33,500,000	32,978,133
U.S. Treasury Notes, 4.875%, 11/30/2025	51,280,000	51,520,775
U.S. Treasury Notes, 4.125%, 6/15/2026	30,754,000	30,716,759
U.S. Treasury Notes, 4.5%, 7/15/2026	57,693,000	57,918,363
U.S. Treasury Notes, 4.625%, 11/15/2026 (f)	44,320,000	44,622,969
U.S. Treasury Notes, 2.75%, 7/31/2027	13,375,000	12,912,100
		$289,840,708
Utilities - Electric Power – 2.1%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$722,000	$725,616
Con Edison Co. of NY, Inc., FLR, 4.996% (SOFR - 1 day + 0.52%), 11/18/2027	1,985,000	1,994,947
Edison International, 4.7%, 8/15/2025	1,686,000	1,679,643
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	1,536,000	1,558,679
FirstEnergy Corp., 2.05%, 3/01/2025	1,473,000	1,469,196
FirstEnergy Corp., 1.6%, 1/15/2026	900,000	873,213
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	1,486,000	1,487,427
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	1,681,000	1,689,894
Pacific Gas & Electric Co., 5.384%, 9/04/2025	3,295,000	3,298,783
Pacific Gas & Electric Co., 6.1%, 1/15/2029	1,552,000	1,574,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 5.55%, 5/15/2029	$2,561,000	$2,552,442
		$18,904,003
Total Bonds		$738,993,043
Mutual Funds (h) – 9.5%
Money Market Funds – 9.5%
MFS Institutional Money Market Portfolio, 4.41% (v)	84,938,572	$84,955,560
Short-Term Obligations (s)(y) – 4.5%
Federal Home Loan Bank, 4.18%, due 2/03/2025	$40,113,000	$40,098,943

Other Assets, Less Liabilities – 3.3%		29,482,618
Net Assets – 100.0%		$893,530,164
(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $84,955,560 and $779,091,986, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $238,245,860, representing 26.7% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMF6T	Bloomberg Commodity Index 6 Month Forward Total Return, this index is composed of longer-dated futures contracts on 21 physical commodities. It is quoted in USD.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMPLTR	Bloomberg Platinum Subindex Total Return, this index is composed of futures contracts on platinum. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	50	$10,281,250	March – 2025	$3,553
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	44,600,000	centrally cleared	4.697%/Annually	Daily SOFR/Annually	$448,298	$(4,023)	$444,275
10/02/26	USD	13,800,000	centrally cleared	4.664%/Annually	Daily SOFR/Annually	129,465	—	129,465
12/23/27	USD	34,600,000	centrally cleared	4.106% Annually	Daily SOFR/Annually	388,174	—	388,174
						$965,937	$(4,023)	$961,914
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
6/30/25	USD	9,947,182 (Short)	Citibank N.A.	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	$33,602	$—	$33,602
10/03/25	USD	13,599,816 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMKWT (floating rate)	46,916	—	46,916
12/19/25	USD	17,180,077 (Short)	Goldman Sachs International	3 month T-Bill - 0.06%	BCOMFCT (floating rate)	58,407	—	58,407
12/19/25	USD	16,941,867 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMCNTR (floating rate)	57,584	—	57,584
1/08/26	USD	16,711,869 (Short)	Goldman Sachs International	3 month T-Bill - 0.06%	BCOMFCT (floating rate)	52,393	—	52,393
2/13/26	USD	9,320,703 (Short)	Citibank N.A.	3 month T-Bill - 0.039%	BCOMNGTR (floating rate)	29,217	—	29,217
						$278,119	$—	$278,119
Liability Derivatives
Total Return Swaps
2/28/25	USD	27,200,110 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	$(96,537)	$—	$(96,537)
2/28/25	USD	34,774,078 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(124,844)	—	(124,844)
4/17/25	USD	49,491,830 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(175,446)	—	(175,446)
5/08/25	USD	13,323,474 (Long)	Citibank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.07%	(46,877)	—	(46,877)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
6/02/25	USD	28,388,096 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Biil + 0.09%	$(100,995)	$—	$(100,995)
6/02/25	USD	29,439,507 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Biil + 0.089%	(104,717)	—	(104,717)
7/24/25	USD	27,716,422 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Biil + 0.065%	(98,253)	—	(98,253)
7/24/25	USD	6,539,642 (Long)	Morgan Stanley	BCOMLHTR (floating rate)	3 month T-Bill + 0.12%	(23,498)	—	(23,498)
8/11/25	USD	8,068,387 (Long)	Morgan Stanley	BCOMKCTR (floating rate)	3 month T-Bill + 0.14%	(25,510)	—	(25,510)
8/11/25	USD	98,120,845 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Biil + 0.09%	(349,094)	—	(349,094)
9/12/25	USD	45,268,147 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.089%	(161,017)	—	(161,017)
9/12/25	USD	43,112,521 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(153,385)	—	(153,385)
9/12/25	USD	43,112,521 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Biil + 0.09%	(153,385)	—	(153,385)
9/12/25	USD	31,372,537 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(111,216)	—	(111,216)
10/03/25	USD	16,359,293 (Long)	Merrill Lynch International	BCOMRBTR (floating rate)	3 month T-Bill + 0.07%	(59,263)	—	(59,263)
11/10/25	USD	116,470,589 (Long)	Citibank N.A.	CVICPRD0 (floating rate) (b)	3 month T-Bill + 0.11%	(415,353)	—	(415,353)
11/10/25	USD	36,489,319 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.14%	(131,305)	—	(131,305)
11/10/25	USD	15,346,410 (Long)	Morgan Stanley	BCOMKCTR (floating rate)	3 month T-Bill + 0.14%	(48,520)	—	(48,520)
12/12/25	USD	10,638,365 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(37,851)	—	(37,851)
12/19/25	USD	9,694,217 (Long)	Goldman Sachs International	BCOMCLTR (floating rate)	3 month T-Bill + 0.04%	(34,762)	—	(34,762)
12/19/25	USD	32,276,995 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(114,420)	—	(114,420)
1/08/26	USD	123,567,383 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(443,631)	—	(443,631)
1/16/26	USD	4,795,709 (Long)	Merrill Lynch International	BCOMCTTR (floating rate)	3 month T-Bill + 0.14%	(18,602)	—	(18,602)
2/17/26	USD	14,748,706 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(26,757)	—	(26,757)
2/17/26	USD	39,783,724 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(71,850)	—	(71,850)
2/17/26	USD	39,783,724 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.11%	(72,017)	—	(72,017)
2/17/26	USD	29,932,629 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(60,599)	—	(60,599)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
2/17/26	USD	11,024,177 (Long)	Citibank N.A.	BCOMPLTR (floating rate)	3 month T-Bill + 0.11%	$(18,003)	$—	$(18,003)
						$(3,277,707)	$—	$(3,277,707)
At January 31, 2025, the fund had liquid securities with an aggregate value of $65,705,381 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $34,774,078*	Notional Amount: $36,489,319*	Notional Amount: $123,567,383*
Long Futures Contracts
Soybean Oil - March 2025	0.8%	271,038	284,407	963,116
Soybean Oil - May 2025	2.7%	934,822	980,932	3,321,828
Corn - March 2025	1.4%	495,174	519,599	1,759,568
Corn - May 2025	4.3%	1,491,610	1,565,184	5,300,336
WTI - March 2025	1.7%	604,344	634,153	2,147,495
WTI - May 2025	4.8%	1,665,250	1,747,389	5,917,357
Brent - May 2025	7.3%	2,532,127	2,657,025	8,997,745
Cotton - March 2025	0.3%	107,845	113,164	383,220
Cotton - May 2025	1.1%	387,476	406,588	1,376,869
Gold - April 2025	15.5%	5,395,700	5,661,844	19,173,263
Copper Comex - March 2025	1.4%	497,909	522,469	1,769,288
Copper Comex - May 2025	3.9%	1,363,896	1,431,171	4,846,515
Heating Oil - March 2025	0.5%	168,078	176,368	597,254
Heating Oil - May 2025	1.5%	535,902	562,336	1,904,293
Coffee - March 2025	1.5%	513,913	539,262	1,826,156
Coffee - May 2025	2.5%	858,415	900,757	3,050,321
Kansas Wheat - March 2025	0.4%	140,248	147,166	498,362
Kansas Wheat - May 2025	1.4%	481,056	504,784	1,709,400
Aluminum - March 2025	1.1%	394,950	414,431	1,403,429
Aluminum - May 2025	3.0%	1,056,711	1,108,833	3,754,951
Live Cattle - April 2025	3.6%	1,258,961	1,321,059	4,473,633
Lean Hogs - April 2025	2.0%	679,818	713,350	2,415,687
Lead - March 2025	0.2%	67,390	70,714	239,465
Lead - May 2025	0.7%	228,124	239,376	810,622
Nickel - March 2025	0.6%	199,854	209,712	710,167
Nickel - May 2025	1.7%	587,801	616,795	2,088,713
Zinc - March 2025	0.6%	221,244	232,157	786,177
Zinc - May 2025	1.5%	534,813	561,193	1,900,424
Natural Gas - March 2025	2.2%	775,152	813,386	2,754,451
Natural Gas - May 2025	5.8%	2,003,038	2,101,838	7,117,663
Gasoil - March 2025	0.6%	218,546	229,326	776,588
Gasoil - May 2025	2.0%	698,458	732,909	2,481,923
Soybeans - March 2025	1.2%	409,569	429,771	1,455,376
Soybeans - May 2025	4.5%	1,558,769	1,635,656	5,538,984
Sugar - March 2025	0.6%	215,136	225,748	764,472
Sugar - May 2025	2.0%	678,511	711,978	2,411,042
Silver - March 2025	1.5%	517,929	543,476	1,840,427
Silver - May 2025	3.4%	1,174,604	1,232,542	4,173,877
Soybean Meal - March 2025	0.7%	241,224	253,122	857,172

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $34,774,078*	Notional Amount: $36,489,319*	Notional Amount: $123,567,383*
Soybean Meal - May 2025	2.6%	886,981	930,731	3,151,827
Wheat - March 2025	0.6%	213,995	224,550	760,416
Wheat - May 2025	2.1%	734,239	770,455	2,609,068
Gasoline RBOB - March 2025	0.5%	178,246	187,038	633,386
Gasoline RBOB - May 2025	1.7%	595,215	624,575	2,115,058
	100.0%	$34,774,078	$36,489,319	$123,567,383
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(b) The Citigroup CVICPRD0 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the CVICPRDO:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $109,924,318*
Long Futures Contracts
Soybean Oil - March 2025	0.8%	907,589
Soybean Oil - May 2025	2.7%	3,130,313
Corn - March 2025	1.4%	1,658,123
Corn - May 2025	4.3%	4,994,753
WTI - March 2025	1.7%	2,023,683
WTI - May 2025	4.8%	5,576,201
Brent - May 2025	7.3%	8,478,994
Cotton - March 2025	0.3%	361,126
Cotton - May 2025	1.1%	1,297,487
Gold - April 2025	15.5%	18,095,154
Copper Comex - March 2025	1.4%	1,667,282
Copper Comex - May 2025	3.9%	4,567,097
Heating Oil - March 2025	0.5%	562,820
Heating Oil - May 2025	1.5%	1,794,504
Coffee - March 2025	1.5%	1,720,872
Coffee - May 2025	2.5%	2,874,460
Kansas Wheat - March 2025	0.4%	469,630
Kansas Wheat - May 2025	1.4%	1,610,847
Aluminum - March 2025	1.1%	1,322,516
Aluminum - May 2025	3.0%	3,538,465
Live Cattle - April 2025	3.6%	4,215,713
Lean Hogs - April 2025	2.0%	2,276,414
Lead - March 2025	0.2%	225,659
Lead - May 2025	0.7%	763,887
Nickel - March 2025	0.6%	669,224
Nickel - May 2025	1.7%	1,968,291
Zinc - April 2025	0.6%	740,851
Zinc - March 2025	1.5%	1,790,858
Natural Gas - March 2025	2.2%	2,595,647
Natural Gas - May 2025	5.8%	6,707,305
Gasoil - March 2025	0.6%	731,815
Gasoil - May 2025	2.0%	2,338,831
Soybeans - March 2025	1.2%	1,371,468
Soybeans - May 2025	4.5%	5,219,642
Sugar - March 2025	0.6%	720,397
Sugar - May 2025	2.0%	2,272,037
Silver - March 2025	1.5%	1,734,320
Silver - May 2025	3.4%	3,933,239
Soybean Meal - March 2025	0.7%	807,753
Soybean Meal - May 2025	2.6%	2,970,113
Wheat - March 2025	0.6%	716,576

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $109,924,318*
Wheat - May 2025	2.1%	2,458,647
Gasoline RBOB - March 2025	0.5%	596,869
Gasoline RBOB - May 2025	1.7%	1,993,118
	100.0%	$116,470,589
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of January 31, 2025, the Subsidiary’s net assets were $161,015,698, which represented 18.0% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$289,840,708	$—	$289,840,708
Non - U.S. Sovereign Debt	—	3,493,977	—	3,493,977
Municipal Bonds	—	2,329,616	—	2,329,616
U.S. Corporate Bonds	—	186,389,304	—	186,389,304
Residential Mortgage-Backed Securities	—	28,504,210	—	28,504,210
Commercial Mortgage-Backed Securities	—	23,097,446	—	23,097,446
Asset-Backed Securities (including CDOs)	—	92,523,829	—	92,523,829
Foreign Bonds	—	112,813,953	—	112,813,953
Short-Term Securities	—	40,098,943	—	40,098,943
Investment Companies	84,955,560	—	—	84,955,560
Total	$84,955,560	$779,091,986	$—	$864,047,546
Other Financial Instruments
Futures Contracts – Assets	$3,553	$—	$—	$3,553
Swap Agreements – Assets	—	1,240,033	—	1,240,033
Swap Agreements – Liabilities	—	(3,277,707)	—	(3,277,707)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$90,440,421	$147,056,254	$152,547,851	$(4,446)	$11,182	$84,955,560
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,094,342	$—